Business Combinations - Narrative (Details) - USD ($) $ in Thousands	Feb. 26, 2021	Jul. 24, 2020	May 11, 2020	Oct. 15, 2019	Apr. 08, 2019	Apr. 03, 2019	Dec. 10, 2018	Oct. 01, 2018	Jun. 30, 2021	Apr. 12, 2021	Oct. 27, 2020	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about business combination [line items]
Goodwill									$ 725,758			$ 645,140	$ 608,907
Mindville AB
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%
Cash transferred		$ 36,400
Value of restricted shares granted		12,000
Transaction costs		1,100
New assets acquired		36,446
Goodwill		$ 30,039
Chart.io, Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Cash transferred	$ 45,000
Value of restricted shares granted	4,500
Consideration transferred, acquisition-date fair value	45,600
Equity interests of acquirer	600
Developed technology	$ 12,400
Useful lives of intangible assets (in years)	6 years
New assets acquired	$ 45,568
Goodwill	$ 33,218
Code Barrel
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				100.00%
Value of restricted shares granted				$ 27,000
Consideration transferred, acquisition-date fair value				39,100
New assets acquired				39,138
Goodwill				$ 23,124
Halp
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
Cash transferred			$ 17,000
Value of restricted shares granted			4,100
Consideration transferred, acquisition-date fair value			17,600
Equity interests of acquirer			600
New assets acquired			17,582
Goodwill			$ 12,322
Number of replacement shares issued (shares)			9,929
AgileCraft
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired						100.00%
Cash transferred						$ 154,900
Value of restricted shares granted						12,500
Transaction costs						1,200
Consideration transferred, acquisition-date fair value						156,600
Equity interests of acquirer						1,700
New assets acquired						156,550
Goodwill						$ 101,999
Number of replacement shares issued (shares)						24,173
OpsGenie
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired								100.00%
Value of restricted shares granted								$ 36,300
Transaction costs								1,800
Consideration transferred, acquisition-date fair value								259,500
New assets acquired								259,545
Goodwill								$ 189,727
October 27, 2020 Acquisition
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired											100.00%
Cash transferred											$ 10,600
New assets acquired											(700)
Goodwill											$ 11,300
April 12, 2021 Acquisition
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired										100.00%
Cash transferred										$ 9,200
Developed technology										2,400
Goodwill										6,000
Net tangible assets										300
Customer-related intangible assets										$ 500
Ludable
Disclosure of detailed information about business combination [line items]
Value of restricted shares granted							$ 3,500
Consideration transferred, acquisition-date fair value							6,000
Developed technology							1,500
Goodwill							$ 4,500
Good Software
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					100.00%
Value of restricted shares granted					$ 1,300
Consideration transferred, acquisition-date fair value					2,700
Developed technology					600
Goodwill					1,600
Net tangible assets					200
Customer-related intangible assets					$ 300